UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Sun Valley Gold LLC

Address:  620 Sun Valley Road
          P.O. Box 2759
          Sun Valley, Idaho 83353

13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter F. Palmedo
Title:  President of Sun Valley Gold Company, the Managing Member
Phone:  208-726-2327


Signature, Place and Date of Signing:


   /s/ Peter F. Palmedo        Sun Valley, Idaho             February 17, 2004
   --------------------        -------------------           -----------------
       [Signature]             [City, State]                      [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  28

Form 13F Information Table Value Total: $379,506
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


         NONE

                                 FORM 13F INFORMATION TABLE

                                                        SUN VALLEY GOLD LLC
                                                    Form 13F Information Table


COLUMN 1                    COLUMN  2        COLUMN 3     COLUMN 4      COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8

                                                          VALUE    SHRS OR  SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS   CUSIP       (X$1000)  PRN AMT  PRN CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE
AGNICO EAGLE MINES LTD       COM             008474108     1,422    117,810 SH         SOLE        NONE     117,810
AURIZON MINES LTD            COM             05155P106     2,431  1,600,000 SH         SOLE        NONE   1,600,000
CENTRAL FD CDA LTD           CL A            153501101     3,901    743,100 SH         SOLE        NONE     743,100
CRYSTALLEX INTL CORP         COM             22942F101       742    275,000 SH         SOLE        NONE     275,000
ELDORADO GOLD CORP NEW       COM             284902103     1,695    542,500 SH         SOLE        NONE     542,500
FREEPORT-MCMORAN COPPER&GO   CL B            35671D857    56,876  1,350,000 SH  CALL   SOLE        NONE   1,350,000
FREEPORT-MCMORAN COPPER&GO   CL B            35671D857    61,089    145,000 SH  PUT    SOLE        NONE     145,000
GOLDCORP INC NEW             COM             380956409    16,269  1,020,000 SH  PUT    SOLE        NONE   1,020,000
GOLD FILEDS LTD NEW          Sponsored ADR   38059T106       697     50,000 SH  PUT    SOLE        NONE      50,000
GOLD RESV INC                CL A            38068N108     2,009    413,400 SH         SOLE        NONE     413,400
HECLA MNG CO                 COM             422704106       310     37,450 SH         SOLE        NONE      37,450
KINROSS GOLD CORP            COM NEW         496902206     8,555  1,070,734 SH         SOLE        NONE   1,070,734
METALLICA RES INC            COM             59125J104     3,154  1,850,000 SH         SOLE        NONE   1,850,000
MIRAMAR MINING CORP          COM             60466E100     8,356  3,233,600 SH         SOLE        NONE   3,233,600
NEWMONT MINING CORP          COM             651639106    11,555    237,700 SH         SOLE        NONE     237,700
NEWMONT MINING CORP          COM             651639106    17,014    350,000 SH  CALL   SOLE        NONE     350,000
NEWMONT MINING CORP          COM             651639106    93,817  1,930,000 SH  PUT    SOLE        NONE   1,930,000
PLACER DOME INC              COM             725906101    12,784    713,800 SH         SOLE        NONE     713,800
PLACER DOME INC              COM             725906101     5,463    305,000 SH  CALL   SOLE        NONE     305,000
PLACER DOME INC              COM             725906101    17,910  1,000,000 SH  PUT    SOLE        NONE   1,000,000
RANGOLD RES LTD              ADR             752344309     5,325    194,708 SH         SOLE        NONE     194,708
ROYAL GOLD INC               COM             780287108     4,186    200,000 SH  PUT    SOLE        NONE     200,000
GOLD FIELDS LTD NEW          Sponsored ADR   38059T106     9,387    673,400 SH         SOLE        NONE     673,400
HARMONY GOLD MNG LTD         Sponsored ADR   413216300    15,935    981,800 SH         SOLE        NONE     981,800
ASHANTI GOLDFIELDS LTD       GLOB DEP RCPT   043743202    15,038  1,153,250 SH         SOLE        NONE   1,153,250
COMPANIA DE MINAS BUENAVENTU Sponsored ADR   204448104     1,085     38,360 SH         SOLE        NONE      38,360
MERIDIAN GOLD INC            COM             589975101       365     25,000 SH         SOLE        NONE      25,000
WHEATON RIV MINERALS LTD     W EXP 05/30/200 962902177     2,137  1,199,100 SH         SOLE        NONE   1,199,100
                                               Total:    379,506




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